Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000075469
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class A
Trading Symbol	GGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.86%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 10.94% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 11.49%.

The Fund’s positive absolute performance for the 12 months was supported as the Ginnie Mae market posted a strong positive return for the full period.

The Fund relative performance was helped by overweight mortgage-backed security exposure during the fourth quarter of 2023. Ginnie Mae prices were supported as spreads (the yield premium demanded by investors relative to U.S. Treasuries) tightened during the quarter with the improving macroeconomic backdrop and anticipation of rate cuts from the U.S. Federal Reserve. In addition, the Fund was positioned to benefit from any steepening in the yield curve throughout the 12 months. This stance was a significant positive contributor during the third quarter of 2024 as the short end of the curve declined in the run-up to the Fed’s first cut in its overnight lending rate since the early days of the COVID pandemic in March of 2020.

The Fund’s performance lagged slightly in the first six months of 2024 as a spike in interest rates driven by stronger-than expected employment data weighed on performance for mortgage-backed securities. Most notably, April saw weak performance as investors sought to minimize exposure to extension risk driven by continued very low prepayments on underlying mortgages in the event of rates staying higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'14	$9,725	$10,000	$10,000
'14	$9,778	$10,098	$10,098
'14	$9,832	$10,170	$10,151
'14	$9,818	$10,179	$10,160
'15	$9,790	$10,393	$10,206
'15	$9,804	$10,295	$10,195
'15	$9,824	$10,343	$10,236
'15	$9,850	$10,306	$10,257
'15	$9,850	$10,281	$10,246
'15	$9,808	$10,169	$10,172
'15	$9,832	$10,240	$10,230
'15	$9,800	$10,225	$10,227
'15	$9,852	$10,294	$10,285
'15	$9,848	$10,296	$10,303
'15	$9,816	$10,269	$10,295
'15	$9,798	$10,235	$10,302
'16	$9,882	$10,376	$10,421
'16	$9,902	$10,450	$10,455
'16	$9,923	$10,546	$10,482
'16	$9,944	$10,586	$10,494
'16	$9,944	$10,589	$10,507
'16	$10,000	$10,779	$10,576
'16	$10,000	$10,847	$10,599
'16	$10,008	$10,835	$10,616
'16	$10,045	$10,829	$10,643
'16	$10,068	$10,746	$10,629
'16	$9,956	$10,492	$10,464
'16	$9,907	$10,506	$10,462
'17	$9,902	$10,527	$10,450
'17	$9,946	$10,598	$10,496
'17	$9,934	$10,592	$10,492
'17	$9,986	$10,674	$10,543
'17	$10,038	$10,756	$10,608
'17	$9,983	$10,745	$10,555
'17	$10,021	$10,792	$10,602
'17	$10,059	$10,888	$10,665
'17	$10,038	$10,836	$10,654
'17	$10,046	$10,843	$10,649
'17	$10,024	$10,829	$10,633
'17	$10,031	$10,879	$10,657
'18	$9,957	$10,753	$10,540
'18	$9,890	$10,651	$10,453
'18	$9,950	$10,720	$10,521
'18	$9,906	$10,640	$10,478
'18	$9,944	$10,716	$10,557
'18	$9,938	$10,703	$10,566
'18	$9,924	$10,705	$10,566
'18	$9,963	$10,774	$10,622
'18	$9,907	$10,705	$10,560
'18	$9,838	$10,620	$10,481
'18	$9,914	$10,684	$10,572
'18	$10,050	$10,880	$10,766
'19	$10,134	$10,995	$10,854
'19	$10,127	$10,989	$10,847
'19	$10,264	$11,200	$10,991
'19	$10,257	$11,203	$10,981
'19	$10,388	$11,402	$11,118
'19	$10,473	$11,545	$11,208
'19	$10,505	$11,570	$11,243
'19	$10,630	$11,870	$11,334
'19	$10,647	$11,807	$11,335
'19	$10,680	$11,842	$11,383
'19	$10,687	$11,836	$11,381
'19	$10,693	$11,828	$11,396
'20	$10,736	$12,056	$11,451
'20	$10,825	$12,273	$11,555
'20	$10,828	$12,201	$11,742
'20	$10,902	$12,417	$11,813
'20	$10,976	$12,475	$11,826
'20	$10,949	$12,554	$11,810
'20	$10,936	$12,741	$11,781
'20	$10,932	$12,638	$11,774
'20	$10,940	$12,632	$11,773
'20	$10,940	$12,575	$11,774
'20	$11,003	$12,699	$11,794
'20	$11,019	$12,716	$11,815
'21	$11,035	$12,625	$11,795
'21	$10,979	$12,443	$11,728
'21	$10,953	$12,287	$11,700
'21	$11,003	$12,384	$11,741
'21	$10,966	$12,425	$11,702
'21	$10,959	$12,512	$11,698
'21	$10,953	$12,652	$11,733
'21	$10,953	$12,628	$11,722
'21	$10,928	$12,519	$11,698
'21	$10,888	$12,515	$11,660
'21	$10,888	$12,552	$11,655
'21	$10,872	$12,520	$11,644
'22	$10,744	$12,250	$11,503
'22	$10,663	$12,114	$11,437
'22	$10,399	$11,777	$11,161
'22	$10,079	$11,330	$10,800
'22	$10,169	$11,403	$10,924
'22	$9,995	$11,224	$10,727
'22	$10,224	$11,499	$11,073
'22	$9,947	$11,174	$10,728
'22	$9,412	$10,691	$10,178
'22	$9,283	$10,552	$10,092
'22	$9,645	$10,940	$10,471
'22	$9,564	$10,891	$10,391
'23	$9,892	$11,226	$10,733
'23	$9,628	$10,936	$10,464
'23	$9,820	$11,214	$10,661
'23	$9,858	$11,282	$10,722
'23	$9,772	$11,159	$10,639
'23	$9,752	$11,119	$10,607
'23	$9,740	$11,111	$10,610
'23	$9,646	$11,040	$10,533
'23	$9,342	$10,760	$10,207
'23	$9,155	$10,590	$10,012
'23	$9,612	$11,070	$10,512
'23	$10,013	$11,493	$10,953
'24	$9,968	$11,462	$10,900
'24	$9,804	$11,300	$10,723
'24	$9,886	$11,404	$10,837
'24	$9,609	$11,116	$10,545
'24	$9,777	$11,305	$10,732
'24	$9,876	$11,412	$10,842
'24	$10,113	$11,678	$11,105
'24	$10,264	$11,846	$11,271
'24	$10,364	$12,004	$11,380

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	10.94%	-0.54%	0.64%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	7.89%	-1.09%	0.36%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg GNMA Index	11.49%	0.08%	1.30%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 753,827,042
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,429,638
InvestmentCompanyPortfolioTurnover	545.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	753,827,042
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	545
Total Net Advisory Fees Paid ($)	2,429,638
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	95%
U.S. Government Agency Sponsored Pass-Throughs	10%
Asset-Backed	4%
Collateralized Mortgage Obligations - Other	4%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Government & Agency Obligations	1%
Commercial Mortgage-Backed Securities	1%
Cash Equivalents and Other Assets and Liabilities, Net	(18%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	17%
2.5%-3.49%	29%
3.5%-4.49%	17%
4.5%-5.49%	9%
5.5%-6.49%	24%
6.5%-7.49%	4%
7.5%-8.49%	0%

Material Fund Change [Text Block]
C000075470
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class C
Trading Symbol	GCGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.62%

Gross expense ratio as of the latest prospectus: 1.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 10.08% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 11.49%.

The Fund’s positive absolute performance for the 12 months was supported as the Ginnie Mae market posted a strong positive return for the full period.

The Fund relative performance was helped by overweight mortgage-backed security exposure during the fourth quarter of 2023. Ginnie Mae prices were supported as spreads (the yield premium demanded by investors relative to U.S. Treasuries) tightened during the quarter with the improving macroeconomic backdrop and anticipation of rate cuts from the U.S. Federal Reserve. In addition, the Fund was positioned to benefit from any steepening in the yield curve throughout the 12 months. This stance was a significant positive contributor during the third quarter of 2024 as the short end of the curve declined in the run-up to the Fed’s first cut in its overnight lending rate since the early days of the COVID pandemic in March of 2020.

The Fund’s performance lagged slightly in the first six months of 2024 as a spike in interest rates driven by stronger-than expected employment data weighed on performance for mortgage-backed securities. Most notably, April saw weak performance as investors sought to minimize exposure to extension risk driven by continued very low prepayments on underlying mortgages in the event of rates staying higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'14	$10,000	$10,000	$10,000
'14	$10,048	$10,098	$10,098
'14	$10,097	$10,170	$10,151
'14	$10,076	$10,179	$10,160
'15	$10,042	$10,393	$10,206
'15	$10,050	$10,295	$10,195
'15	$10,057	$10,343	$10,236
'15	$10,085	$10,306	$10,257
'15	$10,078	$10,281	$10,246
'15	$10,029	$10,169	$10,172
'15	$10,047	$10,240	$10,230
'15	$10,008	$10,225	$10,227
'15	$10,054	$10,294	$10,285
'15	$10,044	$10,296	$10,303
'15	$10,005	$10,269	$10,295
'15	$9,981	$10,235	$10,302
'16	$10,059	$10,376	$10,421
'16	$10,075	$10,450	$10,455
'16	$10,089	$10,546	$10,482
'16	$10,104	$10,586	$10,494
'16	$10,098	$10,589	$10,507
'16	$10,149	$10,779	$10,576
'16	$10,142	$10,847	$10,599
'16	$10,144	$10,835	$10,616
'16	$10,176	$10,829	$10,643
'16	$10,185	$10,746	$10,629
'16	$10,073	$10,492	$10,464
'16	$10,017	$10,506	$10,462
'17	$10,005	$10,527	$10,450
'17	$10,045	$10,598	$10,496
'17	$10,018	$10,592	$10,492
'17	$10,072	$10,674	$10,543
'17	$10,118	$10,756	$10,608
'17	$10,056	$10,745	$10,555
'17	$10,088	$10,792	$10,602
'17	$10,120	$10,888	$10,665
'17	$10,092	$10,836	$10,654
'17	$10,094	$10,843	$10,649
'17	$10,066	$10,829	$10,633
'17	$10,066	$10,879	$10,657
'18	$9,986	$10,753	$10,540
'18	$9,906	$10,651	$10,453
'18	$9,967	$10,720	$10,521
'18	$9,916	$10,640	$10,478
'18	$9,940	$10,716	$10,557
'18	$9,928	$10,703	$10,566
'18	$9,915	$10,705	$10,566
'18	$9,947	$10,774	$10,622
'18	$9,884	$10,705	$10,560
'18	$9,809	$10,620	$10,481
'18	$9,871	$10,684	$10,572
'18	$10,000	$10,880	$10,766
'19	$10,076	$10,995	$10,854
'19	$10,070	$10,989	$10,847
'19	$10,200	$11,200	$10,991
'19	$10,187	$11,203	$10,981
'19	$10,310	$11,402	$11,118
'19	$10,388	$11,545	$11,208
'19	$10,404	$11,570	$11,243
'19	$10,528	$11,870	$11,334
'19	$10,539	$11,807	$11,335
'19	$10,564	$11,842	$11,383
'19	$10,564	$11,836	$11,381
'19	$10,555	$11,828	$11,396
'20	$10,590	$12,056	$11,451
'20	$10,672	$12,273	$11,555
'20	$10,676	$12,201	$11,742
'20	$10,742	$12,417	$11,813
'20	$10,800	$12,475	$11,826
'20	$10,773	$12,554	$11,810
'20	$10,754	$12,741	$11,781
'20	$10,742	$12,638	$11,774
'20	$10,743	$12,632	$11,773
'20	$10,728	$12,575	$11,774
'20	$10,783	$12,699	$11,794
'20	$10,791	$12,716	$11,815
'21	$10,807	$12,625	$11,795
'21	$10,746	$12,443	$11,728
'21	$10,706	$12,287	$11,700
'21	$10,748	$12,384	$11,741
'21	$10,712	$12,425	$11,702
'21	$10,691	$12,512	$11,698
'21	$10,685	$12,652	$11,733
'21	$10,669	$12,628	$11,722
'21	$10,639	$12,519	$11,698
'21	$10,592	$12,515	$11,660
'21	$10,585	$12,552	$11,655
'21	$10,562	$12,520	$11,644
'22	$10,430	$12,250	$11,503
'22	$10,346	$12,114	$11,437
'22	$10,090	$11,777	$11,161
'22	$9,765	$11,330	$10,800
'22	$9,845	$11,403	$10,924
'22	$9,671	$11,224	$10,727
'22	$9,894	$11,499	$11,073
'22	$9,619	$11,174	$10,728
'22	$9,097	$10,691	$10,178
'22	$8,965	$10,552	$10,092
'22	$9,317	$10,940	$10,471
'22	$9,225	$10,891	$10,391
'23	$9,535	$11,226	$10,733
'23	$9,276	$10,936	$10,464
'23	$9,455	$11,214	$10,661
'23	$9,485	$11,282	$10,722
'23	$9,397	$11,159	$10,639
'23	$9,372	$11,119	$10,607
'23	$9,354	$11,111	$10,610
'23	$9,257	$11,040	$10,533
'23	$8,960	$10,760	$10,207
'23	$8,767	$10,590	$10,012
'23	$9,208	$11,070	$10,512
'23	$9,585	$11,493	$10,953
'24	$9,535	$11,462	$10,900
'24	$9,373	$11,300	$10,723
'24	$9,444	$11,404	$10,837
'24	$9,175	$11,116	$10,545
'24	$9,329	$11,305	$10,732
'24	$9,417	$11,412	$10,842
'24	$9,637	$11,678	$11,105
'24	$9,775	$11,846	$11,271
'24	$9,864	$12,004	$11,380

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	10.08%	-1.31%	-0.14%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	9.08%	-1.31%	-0.14%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg GNMA Index	11.49%	0.08%	1.30%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 753,827,042
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,429,638
InvestmentCompanyPortfolioTurnover	545.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	753,827,042
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	545
Total Net Advisory Fees Paid ($)	2,429,638
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	95%
U.S. Government Agency Sponsored Pass-Throughs	10%
Asset-Backed	4%
Collateralized Mortgage Obligations - Other	4%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Government & Agency Obligations	1%
Commercial Mortgage-Backed Securities	1%
Cash Equivalents and Other Assets and Liabilities, Net	(18%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	17%
2.5%-3.49%	29%
3.5%-4.49%	17%
4.5%-5.49%	9%
5.5%-6.49%	24%
6.5%-7.49%	4%
7.5%-8.49%	0%

Material Fund Change [Text Block]
C000152123
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class R6
Trading Symbol	GRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.51%

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 11.32% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 11.49%.

The Fund’s positive absolute performance for the 12 months was supported as the Ginnie Mae market posted a strong positive return for the full period.

The Fund relative performance was helped by overweight mortgage-backed security exposure during the fourth quarter of 2023. Ginnie Mae prices were supported as spreads (the yield premium demanded by investors relative to U.S. Treasuries) tightened during the quarter with the improving macroeconomic backdrop and anticipation of rate cuts from the U.S. Federal Reserve. In addition, the Fund was positioned to benefit from any steepening in the yield curve throughout the 12 months. This stance was a significant positive contributor during the third quarter of 2024 as the short end of the curve declined in the run-up to the Fed’s first cut in its overnight lending rate since the early days of the COVID pandemic in March of 2020.

The Fund’s performance lagged slightly in the first six months of 2024 as a spike in interest rates driven by stronger-than expected employment data weighed on performance for mortgage-backed securities. Most notably, April saw weak performance as investors sought to minimize exposure to extension risk driven by continued very low prepayments on underlying mortgages in the event of rates staying higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2/2/15	$10,000	$10,000	$10,000
2/28/15	$10,023	$9,906	$9,989
3/31/15	$10,039	$9,952	$10,029
4/30/15	$10,075	$9,916	$10,050
5/31/15	$10,077	$9,892	$10,039
6/30/15	$10,031	$9,785	$9,967
7/31/15	$10,051	$9,853	$10,023
8/31/15	$10,022	$9,838	$10,020
9/30/15	$10,077	$9,905	$10,077
10/31/15	$10,076	$9,907	$10,095
11/30/15	$10,047	$9,880	$10,087
12/31/15	$10,030	$9,848	$10,093
1/31/16	$10,117	$9,984	$10,210
2/29/16	$10,141	$10,055	$10,243
3/31/16	$10,164	$10,147	$10,270
4/30/16	$10,187	$10,186	$10,282
5/31/16	$10,189	$10,189	$10,294
6/30/16	$10,248	$10,372	$10,362
7/31/16	$10,257	$10,437	$10,385
8/31/16	$10,260	$10,425	$10,401
9/30/16	$10,307	$10,419	$10,428
10/31/16	$10,325	$10,340	$10,414
11/30/16	$10,211	$10,095	$10,253
12/31/16	$10,164	$10,109	$10,251
1/31/17	$10,160	$10,129	$10,239
2/28/17	$10,216	$10,197	$10,284
3/31/17	$10,198	$10,192	$10,280
4/30/17	$10,253	$10,270	$10,330
5/31/17	$10,309	$10,349	$10,393
6/30/17	$10,255	$10,339	$10,341
7/31/17	$10,297	$10,384	$10,388
8/31/17	$10,330	$10,477	$10,449
9/30/17	$10,318	$10,427	$10,439
10/31/17	$10,329	$10,433	$10,434
11/30/17	$10,301	$10,419	$10,418
12/31/17	$10,310	$10,467	$10,441
1/31/18	$10,235	$10,347	$10,327
2/28/18	$10,168	$10,249	$10,242
3/31/18	$10,231	$10,314	$10,309
4/30/18	$10,195	$10,238	$10,266
5/31/18	$10,228	$10,311	$10,344
6/30/18	$10,223	$10,298	$10,352
7/31/18	$10,218	$10,300	$10,353
8/31/18	$10,259	$10,367	$10,407
9/30/18	$10,202	$10,300	$10,346
10/31/18	$10,133	$10,219	$10,269
11/30/18	$10,213	$10,280	$10,358
12/31/18	$10,356	$10,468	$10,548
1/31/19	$10,445	$10,580	$10,634
2/28/19	$10,440	$10,573	$10,628
3/31/19	$10,592	$10,777	$10,769
4/30/19	$10,588	$10,779	$10,758
5/31/19	$10,726	$10,971	$10,893
6/30/19	$10,809	$11,108	$10,982
7/31/19	$10,845	$11,133	$11,016
8/31/19	$10,985	$11,421	$11,105
9/30/19	$10,998	$11,360	$11,106
10/31/19	$11,043	$11,395	$11,153
11/30/19	$11,044	$11,389	$11,150
12/31/19	$11,054	$11,381	$11,165
1/31/20	$11,101	$11,600	$11,219
2/29/20	$11,196	$11,809	$11,321
3/31/20	$11,211	$11,739	$11,504
4/30/20	$11,282	$11,948	$11,574
5/31/20	$11,361	$12,004	$11,587
6/30/20	$11,344	$12,079	$11,571
7/31/20	$11,326	$12,260	$11,542
8/31/20	$11,325	$12,161	$11,536
9/30/20	$11,344	$12,154	$11,535
10/31/20	$11,339	$12,100	$11,535
11/30/20	$11,407	$12,218	$11,556
12/31/20	$11,427	$12,235	$11,576
1/31/21	$11,454	$12,148	$11,556
2/28/21	$11,391	$11,972	$11,491
3/31/21	$11,368	$11,823	$11,463
4/30/21	$11,423	$11,916	$11,503
5/31/21	$11,395	$11,955	$11,465
6/30/21	$11,383	$12,039	$11,461
7/31/21	$11,387	$12,174	$11,495
8/31/21	$11,382	$12,150	$11,485
9/30/21	$11,368	$12,045	$11,461
10/31/21	$11,321	$12,042	$11,424
11/30/21	$11,323	$12,078	$11,419
12/31/21	$11,309	$12,047	$11,409
1/31/22	$11,179	$11,787	$11,270
2/28/22	$11,098	$11,656	$11,205
3/31/22	$10,835	$11,332	$10,935
4/30/22	$10,496	$10,902	$10,582
5/31/22	$10,593	$10,972	$10,703
6/30/22	$10,415	$10,800	$10,510
7/31/22	$10,656	$11,064	$10,849
8/31/22	$10,379	$10,751	$10,511
9/30/22	$9,816	$10,287	$9,972
10/31/22	$9,692	$10,153	$9,888
11/30/22	$10,073	$10,527	$10,260
12/31/22	$9,991	$10,479	$10,181
1/31/23	$10,327	$10,802	$10,516
2/28/23	$10,054	$10,522	$10,253
3/31/23	$10,258	$10,790	$10,445
4/30/23	$10,309	$10,855	$10,505
5/31/23	$10,214	$10,737	$10,424
6/30/23	$10,196	$10,699	$10,392
7/31/23	$10,186	$10,691	$10,395
8/31/23	$10,099	$10,623	$10,320
9/30/23	$9,776	$10,353	$10,001
10/31/23	$9,583	$10,190	$9,810
11/30/23	$10,064	$10,651	$10,300
12/31/23	$10,487	$11,059	$10,731
1/31/24	$10,443	$11,028	$10,679
2/29/24	$10,274	$10,873	$10,507
3/31/24	$10,371	$10,973	$10,618
4/30/24	$10,075	$10,696	$10,332
5/31/24	$10,254	$10,877	$10,515
6/30/24	$10,361	$10,980	$10,623
7/31/24	$10,622	$11,237	$10,880
8/31/24	$10,775	$11,398	$11,043
9/30/24	$10,883	$11,551	$11,150

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 2/2/15
Class R6 No Sales Charge	11.32%	-0.21%	0.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.50%
Bloomberg GNMA Index	11.49%	0.08%	1.13%

Performance Inception Date	Feb. 02, 2015
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 753,827,042
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,429,638
InvestmentCompanyPortfolioTurnover	545.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	753,827,042
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	545
Total Net Advisory Fees Paid ($)	2,429,638
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	95%
U.S. Government Agency Sponsored Pass-Throughs	10%
Asset-Backed	4%
Collateralized Mortgage Obligations - Other	4%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Government & Agency Obligations	1%
Commercial Mortgage-Backed Securities	1%
Cash Equivalents and Other Assets and Liabilities, Net	(18%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	17%
2.5%-3.49%	29%
3.5%-4.49%	17%
4.5%-5.49%	9%
5.5%-6.49%	24%
6.5%-7.49%	4%
7.5%-8.49%	0%

Material Fund Change [Text Block]
C000016427
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class S
Trading Symbol	SGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$65	0.62%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 11.18% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 11.49%.

The Fund’s positive absolute performance for the 12 months was supported as the Ginnie Mae market posted a strong positive return for the full period.

The Fund relative performance was helped by overweight mortgage-backed security exposure during the fourth quarter of 2023. Ginnie Mae prices were supported as spreads (the yield premium demanded by investors relative to U.S. Treasuries) tightened during the quarter with the improving macroeconomic backdrop and anticipation of rate cuts from the U.S. Federal Reserve. In addition, the Fund was positioned to benefit from any steepening in the yield curve throughout the 12 months. This stance was a significant positive contributor during the third quarter of 2024 as the short end of the curve declined in the run-up to the Fed’s first cut in its overnight lending rate since the early days of the COVID pandemic in March of 2020.

The Fund’s performance lagged slightly in the first six months of 2024 as a spike in interest rates driven by stronger-than expected employment data weighed on performance for mortgage-backed securities. Most notably, April saw weak performance as investors sought to minimize exposure to extension risk driven by continued very low prepayments on underlying mortgages in the event of rates staying higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'14	$10,000	$10,000	$10,000
'14	$10,057	$10,098	$10,098
'14	$10,114	$10,170	$10,151
'14	$10,102	$10,179	$10,160
'15	$10,069	$10,393	$10,206
'15	$10,092	$10,295	$10,195
'15	$10,108	$10,343	$10,236
'15	$10,145	$10,306	$10,257
'15	$10,146	$10,281	$10,246
'15	$10,099	$10,169	$10,172
'15	$10,126	$10,240	$10,230
'15	$10,102	$10,225	$10,227
'15	$10,150	$10,294	$10,285
'15	$10,156	$10,296	$10,303
'15	$10,118	$10,269	$10,295
'15	$10,109	$10,235	$10,302
'16	$10,198	$10,376	$10,421
'16	$10,221	$10,450	$10,455
'16	$10,245	$10,546	$10,482
'16	$10,269	$10,586	$10,494
'16	$10,271	$10,589	$10,507
'16	$10,332	$10,779	$10,576
'16	$10,334	$10,847	$10,599
'16	$10,338	$10,835	$10,616
'16	$10,386	$10,829	$10,643
'16	$10,405	$10,746	$10,629
'16	$10,291	$10,492	$10,464
'16	$10,243	$10,506	$10,462
'17	$10,240	$10,527	$10,450
'17	$10,296	$10,598	$10,496
'17	$10,277	$10,592	$10,492
'17	$10,341	$10,674	$10,543
'17	$10,398	$10,756	$10,608
'17	$10,343	$10,745	$10,555
'17	$10,385	$10,792	$10,602
'17	$10,419	$10,888	$10,665
'17	$10,407	$10,836	$10,654
'17	$10,418	$10,843	$10,649
'17	$10,390	$10,829	$10,633
'17	$10,399	$10,879	$10,657
'18	$10,325	$10,753	$10,540
'18	$10,258	$10,651	$10,453
'18	$10,322	$10,720	$10,521
'18	$10,278	$10,640	$10,478
'18	$10,319	$10,716	$10,557
'18	$10,315	$10,703	$10,566
'18	$10,303	$10,705	$10,566
'18	$10,353	$10,774	$10,622
'18	$10,296	$10,705	$10,560
'18	$10,227	$10,620	$10,481
'18	$10,300	$10,684	$10,572
'18	$10,443	$10,880	$10,766
'19	$10,532	$10,995	$10,854
'19	$10,527	$10,989	$10,847
'19	$10,679	$11,200	$10,991
'19	$10,675	$11,203	$10,981
'19	$10,813	$11,402	$11,118
'19	$10,896	$11,545	$11,208
'19	$10,931	$11,570	$11,243
'19	$11,071	$11,870	$11,334
'19	$11,083	$11,807	$11,335
'19	$11,128	$11,842	$11,383
'19	$11,129	$11,836	$11,381
'19	$11,138	$11,828	$11,396
'20	$11,184	$12,056	$11,451
'20	$11,279	$12,273	$11,555
'20	$11,293	$12,201	$11,742
'20	$11,364	$12,417	$11,813
'20	$11,443	$12,475	$11,826
'20	$11,425	$12,554	$11,810
'20	$11,406	$12,741	$11,781
'20	$11,404	$12,638	$11,774
'20	$11,423	$12,632	$11,773
'20	$11,417	$12,575	$11,774
'20	$11,485	$12,699	$11,794
'20	$11,504	$12,716	$11,815
'21	$11,523	$12,625	$11,795
'21	$11,467	$12,443	$11,728
'21	$11,442	$12,287	$11,700
'21	$11,497	$12,384	$11,741
'21	$11,460	$12,425	$11,702
'21	$11,455	$12,512	$11,698
'21	$11,451	$12,652	$11,733
'21	$11,452	$12,628	$11,722
'21	$11,429	$12,519	$11,698
'21	$11,389	$12,515	$11,660
'21	$11,391	$12,552	$11,655
'21	$11,376	$12,520	$11,644
'22	$11,244	$12,250	$11,503
'22	$11,162	$12,114	$11,437
'22	$10,888	$11,777	$11,161
'22	$10,555	$11,330	$10,800
'22	$10,650	$11,403	$10,924
'22	$10,471	$11,224	$10,727
'22	$10,712	$11,499	$11,073
'22	$10,424	$11,174	$10,728
'22	$9,867	$10,691	$10,178
'22	$9,733	$10,552	$10,092
'22	$10,114	$10,940	$10,471
'22	$10,031	$10,891	$10,391
'23	$10,377	$11,226	$10,733
'23	$10,102	$10,936	$10,464
'23	$10,306	$11,214	$10,661
'23	$10,347	$11,282	$10,722
'23	$10,260	$11,159	$10,639
'23	$10,240	$11,119	$10,607
'23	$10,230	$11,111	$10,610
'23	$10,133	$11,040	$10,533
'23	$9,816	$10,760	$10,207
'23	$9,612	$10,590	$10,012
'23	$10,103	$11,070	$10,512
'23	$10,526	$11,493	$10,953
'24	$10,481	$11,462	$10,900
'24	$10,310	$11,300	$10,723
'24	$10,398	$11,404	$10,837
'24	$10,110	$11,116	$10,545
'24	$10,287	$11,305	$10,732
'24	$10,393	$11,412	$10,842
'24	$10,645	$11,678	$11,105
'24	$10,806	$11,846	$11,271
'24	$10,913	$12,004	$11,380

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	11.18%	-0.31%	0.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg GNMA Index	11.49%	0.08%	1.30%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 753,827,042
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,429,638
InvestmentCompanyPortfolioTurnover	545.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	753,827,042
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	545
Total Net Advisory Fees Paid ($)	2,429,638
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	95%
U.S. Government Agency Sponsored Pass-Throughs	10%
Asset-Backed	4%
Collateralized Mortgage Obligations - Other	4%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Government & Agency Obligations	1%
Commercial Mortgage-Backed Securities	1%
Cash Equivalents and Other Assets and Liabilities, Net	(18%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	17%
2.5%-3.49%	29%
3.5%-4.49%	17%
4.5%-5.49%	9%
5.5%-6.49%	24%
6.5%-7.49%	4%
7.5%-8.49%	0%

Material Fund Change [Text Block]
C000075471
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Institutional Class
Trading Symbol	GIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.57%

Gross expense ratio as of the latest prospectus: 0.57%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 11.16% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 11.49%.

The Fund’s positive absolute performance for the 12 months was supported as the Ginnie Mae market posted a strong positive return for the full period.

The Fund relative performance was helped by overweight mortgage-backed security exposure during the fourth quarter of 2023. Ginnie Mae prices were supported as spreads (the yield premium demanded by investors relative to U.S. Treasuries) tightened during the quarter with the improving macroeconomic backdrop and anticipation of rate cuts from the U.S. Federal Reserve. In addition, the Fund was positioned to benefit from any steepening in the yield curve throughout the 12 months. This stance was a significant positive contributor during the third quarter of 2024 as the short end of the curve declined in the run-up to the Fed’s first cut in its overnight lending rate since the early days of the COVID pandemic in March of 2020.

The Fund’s performance lagged slightly in the first six months of 2024 as a spike in interest rates driven by stronger-than expected employment data weighed on performance for mortgage-backed securities. Most notably, April saw weak performance as investors sought to minimize exposure to extension risk driven by continued very low prepayments on underlying mortgages in the event of rates staying higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,005,686	$1,009,828	$1,009,808
'14	$1,011,398	$1,016,992	$1,015,116
'14	$1,010,215	$1,017,943	$1,016,041
'15	$1,007,631	$1,039,288	$1,020,647
'15	$1,009,226	$1,029,516	$1,019,534
'15	$1,010,823	$1,034,297	$1,023,621
'15	$1,014,517	$1,030,586	$1,025,706
'15	$1,014,723	$1,028,104	$1,024,603
'15	$1,009,959	$1,016,894	$1,017,235
'15	$1,012,613	$1,023,963	$1,022,951
'15	$1,010,291	$1,022,493	$1,022,734
'15	$1,015,090	$1,029,409	$1,028,490
'15	$1,015,612	$1,029,580	$1,030,331
'15	$1,011,850	$1,026,860	$1,029,512
'15	$1,010,928	$1,023,542	$1,030,166
'16	$1,019,757	$1,037,627	$1,042,090
'16	$1,022,115	$1,044,988	$1,045,485
'16	$1,024,484	$1,054,576	$1,048,218
'16	$1,026,855	$1,058,624	$1,049,396
'16	$1,027,051	$1,058,896	$1,050,690
'16	$1,033,150	$1,077,922	$1,057,624
'16	$1,033,430	$1,084,737	$1,059,921
'16	$1,034,623	$1,083,497	$1,061,585
'16	$1,038,751	$1,082,862	$1,064,342
'16	$1,040,685	$1,074,579	$1,062,919
'16	$1,029,355	$1,049,161	$1,046,431
'16	$1,024,605	$1,050,641	$1,046,230
'17	$1,024,305	$1,052,703	$1,045,027
'17	$1,029,937	$1,059,778	$1,049,610
'17	$1,028,140	$1,059,222	$1,049,193
'17	$1,033,794	$1,067,396	$1,054,312
'17	$1,039,483	$1,075,612	$1,060,787
'17	$1,033,998	$1,074,529	$1,055,495
'17	$1,038,294	$1,079,153	$1,060,233
'17	$1,041,693	$1,088,833	$1,066,506
'17	$1,040,561	$1,083,647	$1,065,438
'17	$1,041,628	$1,084,275	$1,064,933
'17	$1,038,878	$1,082,883	$1,063,262
'17	$1,039,794	$1,087,853	$1,065,702
'18	$1,032,314	$1,075,324	$1,054,020
'18	$1,025,584	$1,065,131	$1,045,349
'18	$1,031,960	$1,071,962	$1,052,139
'18	$1,028,350	$1,063,989	$1,047,803
'18	$1,031,676	$1,071,583	$1,055,721
'18	$1,031,232	$1,070,265	$1,056,585
'18	$1,030,015	$1,070,520	$1,056,628
'18	$1,035,000	$1,077,408	$1,062,233
'18	$1,029,348	$1,070,470	$1,056,005
'18	$1,022,430	$1,062,011	$1,048,106
'18	$1,029,712	$1,068,351	$1,057,224
'18	$1,044,062	$1,087,978	$1,076,590
'19	$1,052,955	$1,099,532	$1,085,372
'19	$1,053,199	$1,098,895	$1,084,716
'19	$1,067,645	$1,119,996	$1,099,090
'19	$1,067,195	$1,120,283	$1,098,051
'19	$1,081,008	$1,140,170	$1,111,804
'19	$1,090,093	$1,154,488	$1,120,833
'19	$1,092,822	$1,157,027	$1,124,318
'19	$1,106,826	$1,187,008	$1,133,428
'19	$1,108,857	$1,180,686	$1,133,488
'19	$1,112,499	$1,184,242	$1,138,285
'19	$1,113,407	$1,183,639	$1,138,050
'19	$1,114,337	$1,182,814	$1,139,592
'20	$1,118,177	$1,205,577	$1,145,100
'20	$1,128,509	$1,227,276	$1,155,454
'20	$1,129,130	$1,220,054	$1,174,166
'20	$1,137,059	$1,241,742	$1,181,287
'20	$1,145,006	$1,247,523	$1,182,580
'20	$1,142,374	$1,255,381	$1,181,024
'20	$1,141,383	$1,274,133	$1,178,058
'20	$1,141,200	$1,263,848	$1,177,384
'20	$1,142,288	$1,263,155	$1,177,272
'20	$1,141,728	$1,257,515	$1,177,353
'20	$1,148,586	$1,269,854	$1,179,441
'20	$1,150,498	$1,271,604	$1,181,534
'21	$1,153,235	$1,262,487	$1,179,453
'21	$1,147,681	$1,244,256	$1,172,798
'21	$1,144,396	$1,228,719	$1,169,964
'21	$1,149,887	$1,238,426	$1,174,083
'21	$1,147,068	$1,242,472	$1,170,176
'21	$1,145,770	$1,251,202	$1,169,767
'21	$1,146,147	$1,265,192	$1,173,272
'21	$1,145,505	$1,262,783	$1,172,223
'21	$1,144,020	$1,251,850	$1,169,760
'21	$1,139,201	$1,251,505	$1,165,994
'21	$1,139,386	$1,255,208	$1,165,481
'21	$1,137,896	$1,251,996	$1,164,428
'22	$1,124,673	$1,225,023	$1,150,263
'22	$1,117,306	$1,211,356	$1,143,662
'22	$1,089,864	$1,177,702	$1,116,120
'22	$1,055,675	$1,133,011	$1,080,017
'22	$1,065,279	$1,140,316	$1,092,361
'22	$1,047,282	$1,122,427	$1,072,736
'22	$1,071,522	$1,149,853	$1,107,259
'22	$1,043,500	$1,117,362	$1,072,836
'22	$986,844	$1,069,085	$1,017,760
'22	$974,275	$1,055,238	$1,009,245
'22	$1,012,500	$1,094,045	$1,047,135
'22	$1,004,189	$1,089,110	$1,039,132
'23	$1,038,009	$1,122,615	$1,073,277
'23	$1,011,338	$1,093,589	$1,046,439
'23	$1,030,914	$1,121,369	$1,066,094
'23	$1,035,957	$1,128,165	$1,072,187
'23	$1,027,190	$1,115,881	$1,063,897
'23	$1,024,437	$1,111,901	$1,060,661
'23	$1,024,300	$1,111,126	$1,060,969
'23	$1,014,598	$1,104,029	$1,053,277
'23	$982,888	$1,075,974	$1,020,723
'23	$962,536	$1,058,994	$1,001,219
'23	$1,011,785	$1,106,952	$1,051,244
'23	$1,054,205	$1,149,325	$1,095,252
'24	$1,048,798	$1,146,169	$1,089,957
'24	$1,031,763	$1,129,976	$1,072,338
'24	$1,041,470	$1,140,410	$1,083,673
'24	$1,011,729	$1,111,605	$1,054,534
'24	$1,030,473	$1,130,450	$1,073,213
'24	$1,041,157	$1,141,152	$1,084,193
'24	$1,066,429	$1,167,806	$1,110,487
'24	$1,081,729	$1,184,587	$1,127,100
'24	$1,092,531	$1,200,448	$1,137,974

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	11.16%	-0.30%	0.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg GNMA Index	11.49%	0.08%	1.30%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 753,827,042
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,429,638
InvestmentCompanyPortfolioTurnover	545.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	753,827,042
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	545
Total Net Advisory Fees Paid ($)	2,429,638
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	95%
U.S. Government Agency Sponsored Pass-Throughs	10%
Asset-Backed	4%
Collateralized Mortgage Obligations - Other	4%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Government & Agency Obligations	1%
Commercial Mortgage-Backed Securities	1%
Cash Equivalents and Other Assets and Liabilities, Net	(18%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	17%
2.5%-3.49%	29%
3.5%-4.49%	17%
4.5%-5.49%	9%
5.5%-6.49%	24%
6.5%-7.49%	4%
7.5%-8.49%	0%

Material Fund Change [Text Block]